Risk management and financial instruments (Restated) - Narrative (Details) NOK / shares in Units, NOK in Millions									12 Months Ended
		Sep. 05, 2016 NOK / shares shares	Nov. 06, 2015 USD ($) NOK / shares shares	Jul. 08, 2015 USD ($)	Jun. 30, 2015 USD ($) shares	Feb. 06, 2015 NOK NOK / shares shares	Dec. 31, 2014 USD ($) NOK / shares shares	Sep. 18, 2013 USD ($) contract	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) NOK / shares shares	Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($) shares
Derivative [Line Items]
Interest paid, net of capitalized interest									$ 400,000,000		$ 458,000,000	[1]	$ 493,000,000
Fair value of the consideration received					$ 4,000,000
Derivative, collateral, right to reclaim cash				$ 93,000,000
Cash and restricted cash									75,000,000	$ 75,000,000	248,000,000
Marketable securities pledged as collateral									0	0	195,000,000	[2]
Financing secured on SapuraKencana shares									$ 0	$ 0	$ 160,000,000
Weighted average cost of capital (as percent)											10.00%		9.50%
Sevan Drilling
Derivative [Line Items]
Restructuring and related activities, ratio of distributed shares from previous to current entity									2000.00%
Ship Finance Variable Interest Entities
Derivative [Line Items]
Weighted average cost of capital (as percent)									10.20%
Strike Price 1 | Sevan Drilling
Derivative [Line Items]
Option agreement (in shares) | shares			10,803,274.000000
Option agreement, strike price (in NOK per share) | NOK / shares			NOK 8.9482
Strike Price 2 | Sevan Drilling
Derivative [Line Items]
Option agreement (in shares) | shares			4,091,425
Option agreement, strike price (in NOK per share) | NOK / shares										$ 8.5539
Original, Prior to being Retranslated
Derivative [Line Items]
Marketable securities pledged as collateral	[2]										$ 228,000,000
Interest Rate Contract [Member]
Derivative [Line Items]
Outstanding principal amount									$ (230,000,000)	$ (230,000,000)	(500,000,000)
Effect of 1% interest rate increase on net income									3,000,000		5,000,000
Effect of 1% interest rate decrease on net income									3,000,000		5,000,000
Interest Rate Contract [Member] | Affiliated Entity
Derivative [Line Items]
Outstanding principal amount									(9,900,000,000)	(9,900,000,000)
Interest Rate Swap
Derivative [Line Items]
Outstanding principal amount									(6,372,000,000)	(6,372,000,000)	(7,266,000,000)
Gross liability									(64,000,000)	(64,000,000)	(120,000,000)
Net liability									(41,000,000)	(41,000,000)	(98,000,000)
Derivative asset									4,000,000	4,000,000	2,000,000
Interest rate contracts not designated as instrument hedging									(48,000,000)		(104,000,000)		$ (176,100,000)
Interest Rate Swap | Variable Interest Entity, Primary Beneficiary
Derivative [Line Items]
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs									1,100,000		200,000
Interest paid, net of capitalized interest									2,000,000		3,000,000
Net gain (loss) on fair value hedge ineffectiveness									0		0		0
Interest Rate Swap | Variable Interest Entity, Primary Beneficiary | Other Noncurrent Liabilities | Ship Finance Variable Interest Entities
Derivative [Line Items]
Gross liability									(1,000,000)	(1,000,000)	(2,000,000)
Interest Rate Swap 2
Derivative [Line Items]
Outstanding principal amount									$ (162,000,000)	$ (162,000,000)	(178,000,000)
Derivative, fixed interest rate (as percent)									2.12%	2.12%
Floating Interest Rate and Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
Outstanding principal amount									$ (7,400,000,000)	$ (7,400,000,000)
Cross currency interest rate swaps
Derivative [Line Items]
Outstanding principal amount									(549,000,000)	(549,000,000)	(807,000,000)
Gross liability									(194,000,000)	(194,000,000)	(193,000,000)
Interest rate contracts not designated as instrument hedging									(20,000,000)		(7,000,000)		(171,000,000)
Effect of 1% exchange rate on gain (loss) on derivatives									(5,500,000)		(5,500,000)
Cross currency interest rate swaps | Original, Prior to being Retranslated
Derivative [Line Items]
Outstanding principal amount									(807,000,000)	(807,000,000)
Fixed Interest Rate Swap
Derivative [Line Items]
Outstanding principal amount									(2,270,000,000)	(2,270,000,000)
Foreign currency forwards
Derivative [Line Items]
Gross liability									0	$ 0	0
Interest rate contracts not designated as instrument hedging									0		(9,000,000)		(57,800,000)
Effect of 1% exchange rate on gain (loss) on derivatives									$ 5,400,000		5,400,000
TRS agreements
Derivative [Line Items]
Gross liability											$ (9,000,000)
Option agreement (in shares) | shares		4,000,000							0	0	4,000,000
Option agreement, strike price (in NOK per share) | NOK / shares		NOK 20.30
Derivative instruments not designated as hedging instruments, gain (loss), net									$ (6,000,000)		$ (27,000,000)		$ (72,600,000)
Sevan Share Repurchase Agreement | Sevan Drilling ASA
Derivative [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares) | shares					297,893,964
Sevan Share Repurchase Agreement | Sevan Drilling
Derivative [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares) | shares					14,894,699
Sevan Share Repurchase Agreement | Sevan Drilling ASA
Derivative [Line Items]
Option indexed to issuer's equity, settlement alternatives, cash, at fair value | NOK						NOK 135
Sevan Share Repurchase Agreement | Strike Price 1 | Sevan Drilling ASA
Derivative [Line Items]
Option agreement (in shares) | shares						216,065,464	216,065,464						216,065,464
Option agreement, strike price (in NOK per share) | NOK / shares						NOK 0.6247	NOK 4.1701
Sevan Share Repurchase Agreement | Strike Price 2 | Sevan Drilling ASA
Derivative [Line Items]
Option agreement (in shares) | shares						81,828,500
Option agreement, strike price (in NOK per share) | NOK / shares						NOK 0.6243	NOK 4.1966
Sevan Share Repurchase Agreement | Other Current Liabilities
Derivative [Line Items]
Associated liabilities			NOK 16,000,000				NOK 167,000,000						$ 167,000,000
SapuraKencana Share Agreements
Derivative [Line Items]
Derivative, fixed interest rate (as percent)				2.60%
Gross liability											(135,000,000)
Number of instruments held | contract								2
Proceeds from derivative instrument, financing activities								$ 250,000,000
Derivative, term of contract (in years)								3 years
Description of variable rate basis								LIBOR
Derivative, basis spread on variable rate (as percent)								1.90%
Proceeds from derivative instrument, financing activities, reduction in proceeds received				$ 90,000,000
Cash and restricted cash				160,000,000
Gross asset											135,000,000
SapuraKencana Share Agreements | Other Noncurrent Liabilities
Derivative [Line Items]
Proceeds from derivative instrument, financing activities				$ 160,000,000
Financing secured on SapuraKencana shares											160,000,000
Other contract
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net									$ 0		$ (3,000,000)		$ (19,000,000)
Minimum | Interest Rate Swap
Derivative [Line Items]
Derivative maturity date									Jun. 03, 2017
Derivative, fixed interest rate (as percent)									0.74%	0.74%
Minimum | Cross currency interest rate swaps
Derivative [Line Items]
Derivative maturity date									Mar. 01, 2018
Derivative, fixed interest rate (as percent)									4.94%	4.94%
Maximum | Interest Rate Swap
Derivative [Line Items]
Derivative maturity date									Jan. 29, 2027
Derivative, fixed interest rate (as percent)									3.34%	3.34%
Maximum | Cross currency interest rate swaps
Derivative [Line Items]
Derivative maturity date									Mar. 01, 2019
Derivative, fixed interest rate (as percent)									6.1825%	6.1825%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"